Commitments and Contingencies (Schedule of Minimum Future Obligations under Capital and Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Minimum future obligations under capital leases due in 2015	$ 1,552
Minimum future obligations under capital leases due in 2016	1,584
Minimum future obligations under capital leases due in 2017	1,366
Minimum future obligations under capital leases due in 2018	1,522
Minimum future obligations under capital leases due in 2019	0
Minimum future obligations under capital leases due thereafter	0
Minimum future obligations under capital leases due, total	6,024
Less: Amount representing interest	(894)
Minimum future obligations under capital leases due, net	5,130
Less: Current portion	(1,125)
Long-term portion	4,005
Minimum future obligations under operating leases due in 2015	17,437
Minimum future obligations under operating leases due in 2016	12,515
Minimum future obligations under operating leases due in 2017	9,873
Minimum future obligations under operating leases due in 2018	7,027
Minimum future obligations under operating leases due in 2019	5,331
Minimum future obligations under operating leases due thereafter	8,819
Minimum future obligations under operating leases due, total	$ 61,002